Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in intangible assets

	Weighted average rate (p.a.)	2022						2023
		Historical cost	Accumulated amortization	Net opening balance	Additions	Amortization	Write-offs and transfers	Net ending balance	Historical cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	29.32%	554,939	(273,152)	281,787	168,017	(90,962)	(2,244)	356,598	639,490	(282,892)
Softwares		10,000	(10,000)	-	-	-	-	-	-	-
Total		2,146,141	(283,152)	1,862,989	168,017	(90,962)	(2,244)	1,937,800	2,220,692	(282,892)

	Weighted average rate (p.a.)	2021						2022
		Historical cost	Accumulated amortization	Net opening balance	Additions	Amortization	Write-offs and transfers	Net ending balance	Historical cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	26.41%	508,650	(268,476)	240,174	119,462	(77,651)	(198)	281,787	554,939	(273,152)
Others	20.00%	10,000	(8,167)	1,833	-	(1,833)	-	-	10,000	(10,000)
Total		2,099,852	(276,643)	1,823,209	119,462	(79,484)	(198)	1,862,989	2,146,141	(283,152)

Schedule of book value

Air transportation	2023	2022
Book value	4,471,882	3,803,774
Value in use	36,537,575	34,224,861

Discount rate	17.21%	15.79%
Perpetuity growth rate	3.48%	3.37%

Sensitivity test
10% variation
Value in use	30,725,353	28,513,408
Amendment of the value in use	(5,812,222)	(5,711,453)

25% variation
Value in use	24,193,541	21,713,858
Amendment of the value in use	(12,344,034)	(12,511,003)